INFORMATION ON SEGMENTS - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets		R$ 38,563,863	R$ 43,060,325
Total assets		54,685,390	60,448,490
Current liabilities		13,337,868	13,601,218
Non-current liabilities		18,996,338	18,280,547
Natura &Co Latam [Member]
Disclosure of operating segments [line items]
Non-current assets		18,256,204	18,060,879
Total assets		29,762,132	29,580,551
Current liabilities		8,363,130	7,369,891
Non-current liabilities		10,164,706	8,887,502
Avon International [member]
Disclosure of operating segments [line items]
Non-current assets	[1]	11,197,014	14,286,498
Total assets	[1]	14,259,571	17,512,750
Current liabilities	[1]	1,894,856	2,783,907
Non-current liabilities	[1]	1,838,328	5,100,109
The Body Shop [Member]
Disclosure of operating segments [line items]
Non-current assets	[1]	6,565,913	8,166,363
Total assets	[1]	7,928,270	10,813,064
Current liabilities	[1]	1,292,903	1,690,622
Non-current liabilities	[1]	1,669,625	2,485,200
Aesop [Member]
Disclosure of operating segments [line items]
Non-current assets	[1]	1,621,126	1,520,514
Total assets	[1]	2,735,417	2,542,125
Current liabilities	[1]	731,018	610,451
Non-current liabilities	[1]	776,512	648,695
Corporate expenses [Member]
Disclosure of operating segments [line items]
Non-current assets		923,606	1,026,071
Total assets
Current liabilities		1,055,961	1,146,347
Non-current liabilities		R$ 4,547,167	R$ 1,159,041

[1]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment